Operating segments (Schedule of Revenues and Long Lived Assets by Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 33,107	$ 32,497	$ 63,637	$ 65,354	$ 131,226
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,152	9,073	17,183	18,033	36,142
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,293	13,674	27,205	27,932	55,811
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,553	4,295	7,171	7,924	15,537
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,050	1,846	3,947	3,830	7,956
Middle East (Other Than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,433	2,481	4,856	4,981	10,796
Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,626	$ 1,128	$ 3,275	$ 2,654	$ 4,984